Financial Risk Management - Schedule of Maturity Dates of Financial Liabilities (Details) (Detail) - ARS ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Loans	$ 335,078
Other liabilities	1,271
Accounts payable	87,087
Financial liabilities	423,436	$ 239,361	$ 202,344
0 to 1 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Loans	64,826
Other liabilities	722
Accounts payable	83,733
Financial liabilities	149,281
1 - 2 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Loans	27,581
Other liabilities	80
Accounts payable	2,101
Financial liabilities	29,762
2 - 3 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Loans	55,191
Other liabilities	52
Accounts payable	9
Financial liabilities	55,252
3 - 4 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Loans	23,124
Other liabilities	35
Accounts payable	1,244
Financial liabilities	24,403
4 - 5 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Loans	18,526
Other liabilities	33
Financial liabilities	18,559
More than 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Loans	145,830
Other liabilities	349
Financial liabilities	$ 146,179